March 19, 2013

VIA CONFIDENTIAL EDGAR

United States Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549

Re:       Ambev S.A. (formerly InBev Participações S.A.)
Confidential Submission of Registration Statement on Form F-4

Ladies and Gentlemen:

On behalf of Ambev S.A. (formerly InBev Participações S.A.), a corporation (sociedade anônima) organized under the laws of Brazil (the “Company”), we hereby confidentially submit to the Securities and Exchange Commission (the “SEC”) a draft registration statement on Form F-4 relating to a proposed stock swap merger under the laws of Brazil (the “Stock Swap Merger”) of the Company with Companhia de Bebidas das Américas – Ambev, a corporation (sociedade anônima) organized under the laws of Brazil (“Ambev”) and the target company of the proposed transaction, as announced in a material fact notice furnished by Ambev to the SEC on Form 6-K on December 7, 2012.  The Stock Swap Merger will be submitted to the consideration of Ambev’s common and preferred shareholders at an extraordinary general shareholders’ meeting of Ambev to be called on or about the date in which the referred registration statement is declared effective.

Since its incorporation in 2005, the Company has served as a holding company for Anheuser-Busch InBev N.V./S.A. to hold Ambev shares.  The Company currently holds a 0.5% ownership interest in Ambev’s capital stock, representing the most relevant item in the Company’s historical balance sheet.  If the Stock Swap Merger is approved, Ambev will be a wholly owned subsidiary of the Company and the Company will consolidate 100% of the financial position and results of operation of Ambev.  As a result, because the Company’s assets and liabilities are immaterial relative to Ambev’s significantly greater assets and liabilities, the Company will be identical in all material respects to Ambev, which has been a foreign private issuer subject to U.S. reporting requirements for over a decade.

As we have discussed with Paul Dudek, Esq., Chief of the Office of International Corporate Finance of the SEC, this draft registration statement is being submitted confidentially under a Staff policy permitting non-public submissions from foreign private issuers under certain conditions which are met in this case.  The Company is a foreign private issuer and, in addition to the Company’s ADSs (each representing one common share of the Company) that will be listed on the New York Stock Exchange if the Stock Swap Merger is approved, the Company will concurrently list its common shares on the São Paulo Stock, Commodities and Futures Exchange in São Paulo, Brazil.

Please direct any questions or comments regarding this submission to the undersigned at (212) 351-4022 or to Fernando M. Almeida at (212) 351-2361.

Sincerely,

/s/ Kevin W. Kelly

Kevin W. Kelley

cc:

Paul M. Dudek, Esq. - Chief of the Office of International Corporate Finance of the SEC

Pedro de Abreu Mariani - General Counsel of Ambev

Flavio Gonçalves Sodré – Senior Legal Manager of Ambev

Fernando M. Almeida